Acquisitions/Divestitures (Divestiture) (Details 4) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Disclosures
Provision/(benefit) for income taxes		$ (117)	$ (1,617)	$ (322)
Loss from discontinued operations, net of tax		(174)	(3,729)	(398)
Microelectronics business | Discontinued operations
Income Statement Disclosures
Total revenue		720	1,335	1,384
Loss from discontinued operations, before tax		(175)	(619)	(720)
Loss on disposal, before tax	$ (4,700)	(116)	(4,726)
Total loss from discontinued operations, before income taxes		(291)	(5,346)	(720)
Provision/(benefit) for income taxes		(117)	(1,617)	(322)
Loss from discontinued operations, net of tax		$ (174)	(3,729)	$ (398)
Assets:
Accounts receivable			245
Inventory			380
Other assets			92
Total assets			717
Liabilities:
Accounts payable			177
Deferred income			87
Other liabilities			163
Total liabilities			$ 427